Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2017
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency transactions	$ (309,372)	$ 77,348	$ 231,928
Advance from customers	1,196,659	456,331
Revenue recognized	456,331
Research and development expenses	$ 3,073,906	$ 3,994,464	$ 4,069,794
Owned subsidiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest, ownership percentage				51.00%
Maximum [Member] | Owned subsidiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest, ownership percentage				100.00%